CALVERT SOCIAL INVESTMENT FUND

1825 Connecticut Ave. NW, Suite 400

Washington, DC 20009

Telephone: (202) 238-2200

CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Calvert Social Investment Fund (the “Registrant”) (1933 Act File No. 002-75106) certifies (a) that the forms of prospectus and statement of additional information for Calvert Focused Value Fund dated April 29, 2022 do not differ from those contained in Post-Effective Amendment No. 103 (“Amendment No. 103”) to the Registrant’s Registration Statement on Form N-1A, and (b) that Amendment No. 103 was filed electronically with the  Securities and Exchange Commission (Accession No. 0000940394-22-000713) on April 26, 2022.

CALVERT SOCIAL INVESTMENT FUND

By:	/s/ Deidre E. Walsh
Deidre E. Walsh
Secretary

Date: May 2, 2022